Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended
		Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Nov. 30, 2020 [1]	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Apr. 30, 2018 [2]	Jul. 31, 2017	Sep. 30, 2016	Jul. 31, 2016	Jan. 31, 2015
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)
Account Value		$ 19,830	$ 19,480	$ 17,410	$ 16,794	$ 18,248		$ 14,615	$ 13,509	$ 12,277		$ 11,439		$ 10,489	$ 10,000
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)
Account Value		$ 315,396	309,351	275,686	265,065	287,232	$ 250,000
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)
Account Value		$ 33,233	31,034	25,783	22,945	25,116		18,213	15,984	14,620		12,767		11,062	10,000
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)
Account Value		$ 617,091	575,378	476,626	422,836	461,522		333,648	291,946		$ 250,000
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)
Account Value		$ 16,080	16,125	14,513	12,977	15,896		12,346	11,617	11,832		11,418	$ 10,000
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)
Account Value		$ 411,833	412,414	370,025	329,930	402,599		311,873	292,820	297,062		285,911	250,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 INDEX BENCHMARK
Account Value	[3]	$ 36,297	32,963	26,986	23,878	25,040	250,000	18,351	16,391	15,179	$ 250,000	13,059		11,253	10,000
MSCI WORLD EX USA INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA INDEX
Account Value	[4]	$ 17,531	17,267	15,539	13,457	15,503		11,834	12,041	12,329		11,576	$ 10,000
CUSTOM BALANCED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CUSTOM BALANCED INDEX
Account Value	[5]	$ 23,366	$ 21,991	$ 19,079	$ 17,800	$ 18,758	$ 250,000	$ 15,428	$ 14,029	$ 13,055		$ 11,954		$ 10,926	$ 10,000

[1]	Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
[2]	The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
[3]	The S&P 500 Index is an unmanaged index of 500 stocks
[4]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
[5]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index